DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
DEPOSITS FOR NON-CURRENT ASSETS
Schedule of deposits for non-current assets

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	224,866	8,932	1,295
	224,866	8,932	1,295

*    The amount represented interest-free non-refundable partial payments to suppliers of medical equipment and to construction engineering group for construction of hospitals. The remaining contractual obligations associated with these purchase contracts that the suppliers need to undertake are approximately RMB257,165 and RMB220,972 (US$32,038)as at December 31, 2021 and 2022 respectively, which are included in the amount disclosed as purchase commitments in note 27. The Group recognized impairment loss on deposits for non-current assets of RMB8,500, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively. The amount of written off for the gross amount of deposits and the allowance is RMB8,500 and nil for the years ended December 31, 2021 and 2022, respectively, since those deposits are deemed uncollectible.